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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-12

                               Semi-Annual Report
                                       to
                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-5397-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-12.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

                                        3

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-12. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-452-7126 if you have questions about your account. And, please visit our web-site at www.nwservicecenter.com to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                                        4

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                         NATIONWIDE VARIABLE ACCOUNT-12

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         47,033 shares (cost $305,000) ..............................   $  306,831

      W & R Target Funds - Balanced Portfolio (WRBal)
         32,174 shares (cost $209,049) ..............................      209,349

      W & R Target Funds - Bond Portfolio (WRBnd)
         38,987 shares (cost $223,192) ..............................      226,590

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         26,730 shares (cost $224,554) ..............................      228,608

      W & R Target Funds - Growth Portfolio (WRGrowth)
         27,764 shares (cost $192,486) ..............................      199,925

      W & R Target Funds - High Income Portfolio (WRHiInc)
         32,604 shares (cost $102,559) ..............................      108,316

      W & R Target Funds - International Portfolio (WRIntl)
         3,409 shares (cost $16,592) ................................       16,885

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         11,638 shares (cost $66,156) ...............................       67,058

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         4,588 shares (cost $47,201) ................................       47,013

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         6,470 shares (cost $44,743) ................................       46,874

      W & R Target Funds - Value Portfolio (WRValue)
         19,128 shares (cost $81,635) ...............................       90,769
                                                                        ----------
            Total investments .......................................    1,548,218

   Accounts receivable ..............................................           --
                                                                        ----------
            Total assets ............................................    1,548,218

Accounts payable ....................................................          746
                                                                        ----------
Contract owners' equity (note 4) ....................................   $1,547,472
                                                                        ==========

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        Total     WRAsStrat    WRBal     WRBnd
                                                      ---------   ---------   -------   -------
Investment activity:
   Reinvested dividends ...........................   $      --         --         --        --
   Mortality and expense risk charges (note 2) ....      (6,470)      (941)      (521)   (1,191)
                                                      ---------    -------    -------   -------
      Net investment income (loss) ................      (6,470)      (941)      (521)   (1,191)
                                                      ---------    --------   -------   -------

   Proceeds from mutual fund shares sold ..........     250,860     55,147     43,559    40,036
   Cost of mutual fund shares sold ................    (240,125)   (52,187)   (41,352)  (40,130)
                                                      ---------    -------    -------   -------
      Realized gain (loss) on investments .........      10,735      2,960      2,207       (94)
   Change in unrealized gain (loss)
      on investments ..............................      47,410      1,685      2,041     5,502
                                                      ---------    -------    -------   -------
      Net gain (loss) on investments ..............      58,145      4,645      4,248     5,408
                                                      ---------    -------    -------   -------
   Reinvested capital gains .......................          --         --         --        --
                                                      ---------    -------    -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $  51,675      3,704      3,727     4,217
                                                      =========    =======    =======   =======


                                                      WRCoreEq   WRGrowth   WRHiInc   WRIntl
                                                      --------   --------   -------   ------
Investment activity:
   Reinvested dividends ...........................        --         --        --       --
   Mortality and expense risk charges (note 2) ....    (1,124)      (850)     (624)     (52)
                                                      -------    -------    ------     ----
      Net investment income (loss) ................    (1,124)      (850)     (624)     (52)
                                                      -------    -------    ------     ----

   Proceeds from mutual fund shares sold ..........    42,376     34,216    10,116      516
   Cost of mutual fund shares sold ................   (41,250)   (31,739)   (9,990)    (516)
                                                      -------    -------    ------     ----
      Realized gain (loss) on investments .........     1,126      2,477       126       --
   Change in unrealized gain (loss)
      on investments ..............................     8,416      9,001     8,262      252
                                                      -------    -------    ------     ----
      Net gain (loss) on investments ..............     9,542     11,478     8,388      252
                                                      -------    -------    ------     ----
   Reinvested capital gains .......................        --         --        --       --
                                                      -------    -------    ------     ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     8,418     10,628     7,764      200
                                                      =======    =======    ======     ====


                                                      WRLTBond   WRSciTech   WRSmCap   WRValue
                                                      --------   ---------   -------   -------
Investment activity:
   Reinvested dividends ...........................   $    --         --         --        --
   Mortality and expense risk charges (note 2) ....      (459)       (63)      (134)     (511)
                                                      -------     ------     ------    ------
      Net investment income (loss) ................      (459)       (63)      (134)     (511)
                                                      -------     ------     ------    ------

   Proceeds from mutual fund shares sold ..........     3,287     10,872      4,005     6,730
   Cost of mutual fund shares sold ................    (3,256)    (9,663)    (3,534)   (6,508)
                                                      -------     ------     ------    ------
      Realized gain (loss) on investments .........        31      1,209        471       222
   Change in unrealized gain (loss)
      on investments ..............................     1,354       (187)     2,153     8,931
                                                      -------     ------     ------    ------
      Net gain (loss) on investments ..............     1,385      1,022      2,624     9,153
                                                      -------     ------     ------    ------
   Reinvested capital gains .......................        --         --         --        --
                                                      -------     ------     ------    ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $   926        959      2,490     8,642
                                                      =======     ======     ======    ======

See accompanying notes to financial statements.

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                                        6

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                  Total     WRAsStrat    WRBal     WRBnd    WRCoreEq   WRGrowth   WRHiInc   WRIntl
                                               ----------   ---------   -------   -------   --------   --------   -------   -------
Investment activity:
   Net investment income (loss) ............   $   (6,470)      (941)      (521)   (1,191)   (1,124)      (850)      (624)     (52)
   Realized gain (loss) on investments .....       10,735      2,960      2,207       (94)    1,126      2,477        126       --
   Change in unrealized gain (loss)
      on investments .......................       47,410      1,685      2,041     5,502     8,416      9,001      8,262      252
   Reinvested capital gains ................           --         --         --        --        --         --         --       --
                                               ----------    -------    -------   -------   -------    -------    -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       51,675      3,704      3,727     4,217     8,418     10,628      7,764      200
                                               ----------    -------    -------   -------   -------    -------    -------   ------
                                                1,074,035    246,939    166,230   144,168   122,174    129,653     70,745   12,178
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............
   Transfers between funds .................           --         --         --        --        --         --         --       --
   Redemptions .............................       (4,674)    (1,719)       (50)     (940)      (26)    (1,427)        --      (99)
   Annuity benefits ........................      (29,156)    (3,495)    (3,380)   (5,500)   (6,012)    (2,355)    (2,953)    (154)
   Adjustments to maintain reserves ........      (20,550)    (5,155)      (454)   (3,590)   (1,014)    (5,255)    (1,181)     (46)
                                               ----------    -------    -------   -------   -------    -------    -------   ------
         Net equity transactions ...........    1,019,655    236,570    162,346   134,138   115,122    120,616     66,611   11,879
                                               ----------    -------    -------   -------   -------    -------    -------   ------

Net change in contract owners' equity ......    1,071,330    240,274    166,073   138,355   123,540    131,244     74,375   12,079
Contract owners' equity beginning
   of period ...............................      476,142     66,358     43,279    88,170   104,991     68,376     33,924    4,811
                                               ----------    -------    -------   -------   -------    -------    -------   ------
Contract owners' equity end of period ......   $1,547,472    306,632    209,352   226,525   228,531    199,620    108,299   16,890
                                               ==========    =======    =======   =======   =======    =======    =======   ======

CHANGES IN UNITS:
   Beginning units .........................       47,277      6,616      4,306     8,694    10,426      6,924      3,312      494
                                               ----------    -------    -------   -------   -------    -------    -------   ------
   Units purchased .........................       98,744     23,326     15,187    13,086    11,156     11,882      6,303    1,198
   Units redeemed ..........................         (424)      (160)        (5)      (84)       (2)      (128)        --      (10)
                                               ----------    -------    -------   -------   -------    -------    -------   ------
   Ending units ............................      145,597     29,782     19,488    21,696    21,580     18,678      9,615    1,682
                                               ==========    =======    =======   =======   =======    =======    =======   ======

                                                                     (Continued)

                                        7

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                               WRLTBond   WRSciTech   WRSmCap   WRValue
                                               --------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ............   $  (459)       (63)      (134)     (511)
   Realized gain (loss) on investments .....        31      1,209        471       222
   Change in unrealized gain (loss)
      on investments .......................     1,354       (187)     2,153     8,931
   Reinvested capital gains ................        --         --         --        --
                                               -------     ------     ------    ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       926        959      2,490     8,642
                                               -------     ------     ------    ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    26,747     46,813     44,004    64,384
   Transfers between funds .................        --         --         --        --
   Redemptions .............................        --         --       (313)     (100)
   Annuity benefits ........................    (1,675)      (678)      (383)   (2,571)
   Adjustments to maintain reserves .... ...      (490)       (85)    (1,390)   (1,890)
                                               -------     ------     ------    ------
         Net equity transactions ...........    24,582     46,050     41,918    59,823
                                               -------     ------     ------    ------

Net change in contract owners' equity ......    25,508     47,009     44,408    68,465
Contract owners' equity beginning
   of period ...............................    41,543         --      2,449    22,241
                                               -------     ------     ------    ------
Contract owners' equity end of period ......   $67,051     47,009     46,857    90,706
                                               =======     ======     ======    ======

CHANGES IN UNITS:
   Beginning units .........................     4,095         --        236     2,174
                                               -------     ------     ------    ------
   Units purchased .........................     2,385      4,392      3,708     6,121
   Units redeemed ..........................        --         --        (26)       (9)
                                               -------     ------     ------    ------
   Ending units ............................     6,480      4,392      3,918     8,286
                                               =======     ======     ======    ======

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                                        8

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                         NATIONWIDE VARIABLE ACCOUNT-12

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Waddell & Reed Target Funds, Inc. (W & R Target Funds);
                    W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds - Balanced Portfolio (WRBal)
                    W & R Target Funds - Bond Portfolio (WRBnd)
                    W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                    W & R Target Funds - Growth Portfolio (WRGrowth)
                    W & R Target Funds - High Income Portfolio (WRHiInc)
                    W & R Target Funds - International Portfolio (WRInt)
                    W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)*
                    W & R Target Funds - Science & Technology Portfolio
                                            (WRSciTech)
                    W & R Target Funds - Small Cap Portfolio (WRSmCap)
                    W & R Target Funds - Value Portfolio (WRValue)

               *At June 30, 2003, contract owners are not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-12
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 6 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 6% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.50%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the period ended December 31, 2002, total transfers to the Account from the fixed account and total transfers from the Account to the fixed account were $0 and $375, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and the contract expense rate and total return for the six month period ended June 30, 2003.

                                                      Contract                                          Investment
                                                      Expense                Unit         Contract        Income       Total
                                                       Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                      --------   ------   ----------   --------------   ----------   ---------
W & R Target Funds - Asset Strategy Portfolio
   2003 ...........................................     1.50%    29,782   $10.295887     $  306,632        0.00%        2.65%

W & R Target Funds - Balanced Portfolio
   2003 ...........................................     1.50%    19,488    10.742614        209,352        0.00%        6.88%

W & R Target Funds - Bond Portfolio
   2003 ...........................................     1.50%    21,696    10.440885        226,525        0.00%        2.95%

W & R Target Funds - Core Equity Portfolio
   2003 ...........................................     1.50%    21,580    10.589937        228,531        0.00%        5.16%

W & R Target Funds - Growth Portfolio
   2003 ...........................................     1.50%    18,678    10.687417        199,620        0.00%        8.22%

W & R Target Funds - High Income Portfolio
   2003 ...........................................     1.50%     9,615    11.263542        108,299        0.00%        9.97%

W & R Target Funds - International Portfolio
   2003 ...........................................     1.50%     1,682    10.041559         16,890        0.00%        3.11%

W & R Target Funds - Limited-Term Bond Portfolio
   2003 ...........................................     1.50%     6,480    10.347386         67,051        0.00%        2.00%

W & R Target Funds - Science & Technology Portfolio
   2003 ...........................................     1.50%     4,392    10.703320         47,009        0.00%        7.11%

W & R Target Funds - Small Cap Portfolio
   2003 ...........................................     1.50%     3,918    11.959371         46,857        0.00%       15.26%

W & R Target Funds - Value Portfolio
   2003 ...........................................     1.50%     8,286    10.946884         90,706        0.00%        7.00%
                                                                                         ----------
2003 Contract owners' equity ......................                                      $1,547,472
                                                                                         ==========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the period.

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COMPANY ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company